SEGMENT INFORMATION - Summary of long-Lived Assets Based on Location (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	$ 44,942	$ 46,626
Israel [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	43,503	45,883
Germany [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	503	724
Others [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	$ 936	$ 19